Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Dec. 31, 2014
Income Tax Contingency [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 1,100			$ 2,400
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit, beginning of year		$ 2,482	$ 2,482		$ 30,198
Tax positions related to current year	0	0	0
Tax positions related to the Deconsolidation of Borgata	0	0	(27,716)
Unrecognized tax benefits that would impact effective tax rate	15,800
Income tax penalties and interest expense	100	6,200
Income tax penalties and interest accrued	1,000	800
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities, Portion Which Affected Effective Tax Rate		19,500
Unrecognized Tax Benefits	2,482	2,482	$ 2,482
Internal Revenue Service (IRS)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits that would impact effective tax rate	$ 2,000
All years [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Settlement with taxing authorities		$ (27,700)